RISK MANAGEMENT - Risk exposure by credit rating (Details) - COP ($) $ in Millions	Dec. 31, 2025		Dec. 31, 2024
RISK MANAGEMENT
Total impairment allowance	$ 34,317,259	[1]	$ 37,570,270
Other financial instruments | Credit risk
RISK MANAGEMENT
Total impairment allowance	35,642,699		38,558,705
Other financial instruments | Sovereign Risk | Credit risk
RISK MANAGEMENT
Total impairment allowance	15,380,169		14,487,622
Other financial instruments | AAA | Credit risk
RISK MANAGEMENT
Total impairment allowance	2,247,310		10,113,581
Other financial instruments | AA+ | Credit risk
RISK MANAGEMENT
Total impairment allowance	3,618,196		4,714,501
Other financial instruments | AA | Credit risk
RISK MANAGEMENT
Total impairment allowance	27,534		770,266
Other financial instruments | AA- | Credit risk
RISK MANAGEMENT
Total impairment allowance	187,873		68,124
Other financial instruments | A+ | Credit risk
RISK MANAGEMENT
Total impairment allowance	165,838		906,847
Other financial instruments | A | Credit risk
RISK MANAGEMENT
Total impairment allowance	371,477		465,978
Other financial instruments | A- | Credit risk
RISK MANAGEMENT
Total impairment allowance	254,259		352,619
Other financial instruments | BBB+ | Credit risk
RISK MANAGEMENT
Total impairment allowance	10,914		587,802
Other financial instruments | BBB | Credit risk
RISK MANAGEMENT
Total impairment allowance	115,728		221,092
Other financial instruments | BBB- | Credit risk
RISK MANAGEMENT
Total impairment allowance	385,178		219,676
Other financial instruments | BB+ | Credit risk
RISK MANAGEMENT
Total impairment allowance	10,531,642		2,824,168
Other financial instruments | BB | Credit risk
RISK MANAGEMENT
Total impairment allowance	219,486		1,674,226
Other financial instruments | BB- | Credit risk
RISK MANAGEMENT
Total impairment allowance	93,672		347,253
Other financial instruments | Other | Credit risk
RISK MANAGEMENT
Total impairment allowance	1,700,813		114,969
Other financial instruments | Not rated | Credit risk
RISK MANAGEMENT
Total impairment allowance	$ 332,610		$ 689,981

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.